Pledged assets	12 Months Ended
Dec. 31, 2025
Pledged Assets
Pledged assets

31. Pledged assets

The details of the Group’s assets pledged as collateral are as follows:

Pledged assets	As of December 31, 2025	As of December 31, 2024	Purpose
Financial assets at amortized cost	$455,133	$574,391	Short-term loans, Long-term loans, Guarantee to suppliers
Guarantee deposits paid	88,188	133,390	Short-term loans,
	$543,321	$707,781